Group Information (Details) - item	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Principal Subsidiaries
Number of entities whose operations were abandoned	4
Jumia Technologies AG [Member]
Principal Subsidiaries
% equity		100.00%	100.00%
Africa Internet Services SAS
Principal Subsidiaries
% equity		100.00%	100.00%
African Internet Services SA
Principal Subsidiaries
% equity		99.82%	99.82%
AIH GM Algeria KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH GM Cameroon KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH GM Egypt KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH GM Ghana KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH GM Ivory Coast KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH GM Kenya KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH GM Morocco KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH GM Nigeria KG
Principal Subsidiaries
% equity		99.71%	99.71%
AIH GM Tanzania KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH GM UG KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH Subh. Nr. 10 KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH Subh. Nr. 11 KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH Subh. Nr. 12 KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH Subh. Nr. 15 KG
Principal Subsidiaries
% equity			99.82%
AIH Subh. Nr. 17 KG
Principal Subsidiaries
% equity			99.82%
AIH Subh. Nr. 8 KG
Principal Subsidiaries
% equity		99.82%	99.82%
AIH Subh. Nr. 9 KG
Principal Subsidiaries
% equity		99.82%	99.82%
Atol Internet Services Limitada Mozambique
Principal Subsidiaries
% equity		99.82%	99.82%
Atol Internet Services Ltd. Mauritius
Principal Subsidiaries
% equity		99.82%	99.82%
Atol Internet Services Ltd Zambia
Principal Subsidiaries
% equity		99.82%	99.82%
Atol Internet Serv. Nigeria
Principal Subsidiaries
% equity			99.71%
Atol Internet Serv. Rwanda
Principal Subsidiaries
% equity		99.82%	99.82%
Atol Internet Serv. Sarl Tunisia
Principal Subsidiaries
% equity		99.82%	99.82%
Atol Ivory Coast SARL
Principal Subsidiaries
% equity		99.82%	99.82%
Atol Services Congo Ltd
Principal Subsidiaries
% equity		99.82%	99.82%
Atol Services Gabon SARL
Principal Subsidiaries
% equity		99.82%	99.82%
Atol Technology PLC
Principal Subsidiaries
% equity		99.82%	99.82%
Bambino 162. V V UG
Principal Subsidiaries
% equity		100.00%	100.00%
Digital Services XLV GP
Principal Subsidiaries
% equity		100.00%	100.00%
EasyTaxi Egypt
Principal Subsidiaries
% equity		99.82%	99.82%
ECART Internet Services Nigeria
Principal Subsidiaries
% equity		99.71%	99.71%
ECART Serv Algeria SARL
Principal Subsidiaries
% equity		99.82%	99.82%
ECART Serv Cameroon Ltd.
Principal Subsidiaries
% equity		99.82%	99.82%
ECART Serv Ghana Limited
Principal Subsidiaries
% equity			99.82%
ECART Serv Ivory Coast SARL
Principal Subsidiaries
% equity		99.82%	99.82%
ECART Serv Kenya Limited
Principal Subsidiaries
% equity		99.82%	99.82%
ECART Serv Morocco Sarl
Principal Subsidiaries
% equity		99.82%	99.82%
ECART Serv Tanzania Ltd
Principal Subsidiaries
% equity		99.82%	99.82%
Gabi Internet Serv. Ltd.
Principal Subsidiaries
% equity			99.71%
Hellopay Africa Integrated Services Limited
Principal Subsidiaries
% equity		99.82%	99.82%
Jade E Services Algeria SARL
Principal Subsidiaries
% equity		99.82%	99.82%
Jade E-Services Ghana Ltd
Principal Subsidiaries
% equity		99.82%	99.82%
Jade E-Services Kenya Ltd
Principal Subsidiaries
% equity		99.82%	99.82%
Jade E Services Senegal SARL
Principal Subsidiaries
% equity		99.82%	99.82%
Jade E-Services S. Africa PTY
Principal Subsidiaries
% equity		99.82%	99.82%
Jade E-Services Tunisia SUARL
Principal Subsidiaries
% equity		98.82%	99.82%
Jade E Services Uganda Ltd
Principal Subsidiaries
% equity		99.82%	99.82%
Jade Internet E-Serv. Nigeria
Principal Subsidiaries
% equity			99.82%
Jolali Global Resources Ltd.
Principal Subsidiaries
% equity		99.71%	89.74%
Jumia Egypt LLC
Principal Subsidiaries
% equity		99.82%	99.82%
Jumia Eservices SARL
Principal Subsidiaries
% equity		99.82%	99.82%
Jumia Facilities Management
Principal Subsidiaries
% equity		100.00%	100.00%
Jumia for Trading LLC
Principal Subsidiaries
% equity		100.00%
Jumia UG KG
Principal Subsidiaries
% equity		99.82%	99.82%
Jumia USA LLC
Principal Subsidiaries
% equity		100.00%
Juwel 162. UG
Principal Subsidiaries
% equity		99.82%
Juwel 193. 7te Verw. KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 193. 12te Verw. KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 193. UG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 193. VV UG & Co. 128 KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 193. VV UG & Co. 132 KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 193. 23te Verw. KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 193. 24te Verw. KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 193. 3te Verw. KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 193. 4te Verw. KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 193. 5te Verw. KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 193. 10te Verw. KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 194. UG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel 194. 1te Verw. KG
Principal Subsidiaries
% equity		99.82%	99.82%
Juwel E-Services Tanzania Ltd
Principal Subsidiaries
% equity		99.82%	99.82%
Lendico SA
Principal Subsidiaries
% equity		99.82%	99.82%
Lipco Internet Services Zimbabwe Ltd
Principal Subsidiaries
% equity		99.82%	99.82%
Silveroak Internet Services Po
Principal Subsidiaries
% equity		100.00%	100.00%
Vamido Global Resources Ltd
Principal Subsidiaries
% equity		99.71%	99.71%